Goodwill (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Goodwill
	As at March 31,
	2019		2019		2018
	(In millions)
Balance at the beginning	US$	16.8	Rs.	1,164.5	Rs.	6,733.2
Impairment		(1.2)		(81.1)
Reversal of/(classified as) held for sale		92.6		6,399.2		(5,579.1)
Currency translation		(0.1)		(3.9)		10.4

Balance at the end	US$	108.1	Rs.	7,478.7	Rs.	1,164.5